UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

                              New York, NY                       8/14/09
   --------------------       ------------                       -------
     [Signature]              [City, State]                       Date

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                           ---

Form 13F Information Table Entry Total:    104
                                           ---

Form 13F Information Table Value Total:    $286,829
                                           --------
                                          (thousands)

List of Other Included Managers:

1     MFP Investors LLC

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

COLUMN 1          COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5     COLUMN 6    COLUMN 7        COLUMN 8
--------          --------   --------    --------       --------     --------    --------        --------

NAME OF           TITLE OF               VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
ISSUER            CLASS      CUSIP      (x$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED   NONE
------            --------   -----      --------  -------  ---  ---- ----------  --------  ----     ------   ----



Allied World
  Assur Hldg
  Ltd.            SHS        G0219G203    4,712    115,394  SH         SOLE        1    115,394
Enstar Group
  Ltd.            SHS        G3075P101    3,681     62,550  SH         SOLE        1     62,550
Ingersoll-Rand
  Company Ltd.    CL A       G4776G101    8,277    396,034  SH         SOLE        1    396,034
TYCO Inter-
  national
  Ltd. Bermuda    SHS        G9143X208    5,936    228,475  SH         SOLE        1    228,475
Abington
  Community
  Bancorp Inc.    COM        00350L109    2,993    376,000  SH         SOLE        1    376,000
American
  Greetings
  Corp.           CL A       026375105    5,282    452,253  SH         SOLE        1    452,253
Arkansas
  Best
  Corp.           COM        040790107    4,603    174,700  SH         SOLE        1    174,700
Armstrong
  World Inds
  Inc.            COM        04247X102      330     20,000  SH         SOLE              20,000
BCSB
  Bankcorp,
  Inc.            COM        055367106      352     43,400  SH         SOLE        1     43,400
BKF Cap
  Group Inc.      COM        05548G102      279    293,800  SH         SOLE        1    293,800
BRT Realty        SH BEN
  Trust           INT NEW    055645303      562    124,813  SH         SOLE        1    124,813
BNCCORP
  Inc.            COM        055936108    1,052    147,069  SH         SOLE        1    147,069
Belo              COM
  Corporation     SER A      080555105      283    157,900  SH         SOLE        1    157,900
Boeing
  Co.             COM        097023105      850     20,000  SH         SOLE              20,000
Buckeye GP        COM
  Holdings LP     UNITS LP   118167105    2,174    107,200  SH         SOLE        1    107,200
CF Industries
  Hldgs Inc       COM        125269100    7,414    100,000  SH         SOLE        1    100,000
Cache,            COM
  Inc.            NEW        127150308      651    167,900  SH         SOLE        1    167,900
Cape Bancorp
  Inc.            COM        139209100    1,281    148,400  SH         SOLE        1    148,400
CapitalSource
  Inc.            COM        14055X102    4,026    825,000  SH         SOLE        1    825,000
Centex
  Corp.           COM        152312104      550     65,000  SH         SOLE        1     65,000
Charming
  Shoppes, Inc.   COM        161133103    1,220    327,900  SH         SOLE        1    327,900
Conoco
  Phillips        COM        20825C104   14,574    346,500  SH         SOLE        1    346,500
Conseco           COM
  Inc             NEW        208464883    5,215  2,200,564  SH         SOLE        1  2,200,564
Cross A T
  Co.             CL A       227478104      139     34,806  SH         SOLE        1     34,806
Dearborn
  Bancorp Inc.    COM        24242R108      374    208,000  SH         SOLE        1    208,000
Destination
  Maternity
  Corp.           COM        25065D100    5,459    327,300  SH         SOLE        1    327,300
Dow Chemical
  Co.             COM        260543103    6,456    400,000  SH         SOLE        1    400,000
Duckwall-Alco
  Stores, Inc.    COM        264142100    4,448    265,944  SH         SOLE        1    265,944
Ebay Inc.         COM        278642103    1,713    100,000  SH         SOLE        1    100,000
Embarq Corp.      COM        29078E105    6,309    150,000  SH         SOLE        1    150,000
Encore Cap
  Group Inc       COM        292554102    8,264    623,735  SH         SOLE        1    623,735
Enzon
  Pharmaceuticals
  Inc.            COM        293904108    1,187    150,100  SH         SOLE        1    150,100
Exxon Mobil
  Corp.           COM        30231G102      839     12,000  SH         SOLE              12,000
Farmer Bros
  Co.             COM        307675108    5,248    229,352  SH         SOLE        1    229,352
Fifth Third
  Bancorp         COM        316773100       71     10,000  SH         SOLE        1     10,000
First Savings
  Finl Group
  Inc             COM        33621E109      536     54,500  SH         SOLE        1     54,500
Forest City
  Enterprises
  Inc.            CL A       345550107    6,039    915,000  SH         SOLE        1    915,000
GAMCO
  Investors Inc.  COM        361438104    3,793     78,200  SH         SOLE        1     78,200
Gencorp Inc.      COM        368682100    1,411    739,000  SH         SOLE        1    739,000
Getty Realty
  Corp.           COM        374297109      683     36,218  SH         SOLE              36,218
Goodrich
  Corp.           COM        382388106    2,049     41,000  SH         SOLE        1     41,000
Great Florida
  Bk Miami
  Lakes Fla       CL A       390528107       48     28,469  SH         SOLE              28,469
Gyrodyne Co.
  America Inc.    COM        403820103      226      5,391  SH         SOLE               5,391
GulfMark
  Offshore,
  Inc.            COM        402629109    4,722    171,100  SH         SOLE        1    171,100
Harris Corp
  Del             COM        413875105    3,829    135,000  SH         SOLE        1    135,000
Heckmann
  Corp.           COM        422680108    2,203    587,500  SH         SOLE        1    587,500
Herley Inds
  Inc.            COM        427398102    1,290    117,600  SH         SOLE        1    117,600
Hilltop
  Holdings,
  Inc.            COM        432748101    3,533    297,600  SH         SOLE        1    297,600
Home
  Bancorp
  Inc             COM        43689E107    1,196    100,200  SH         SOLE        1    100,200
Huntsman
  Corp.           COM        447011107    2,012    400,000  SH         SOLE        1    400,000
ICO Inc.
  New             COM        449293109    2,061    757,800  SH         SOLE        1    757,800
JP Morgan
  Chase &
  Co.             COM        46625H100    1,706     50,000  SH         SOLE        1     50,000
Johnson &
  Johnson         COM        478160104    2,556     45,000  SH         SOLE              45,000
Johnson
  Outdoors
  Inc.            CL A       479167108    1,967    357,034  SH         SOLE        1    357,034
Kaiser            COM
  Aluminum        PAR
  Corp.           $0.01      483007704    9,337    260,000  SH    SOLE             1    260,000
Louisiana
  Bancorp Inc
  New             COM        54619P104    6,100    456,953  SH         SOLE        1    456,953
M & F
  Worldwide
  Corp.           COM        552541104    2,350    117,500  SH         SOLE        1    117,500
MVC Capital
  Inc.            COM        553829102    2,481    293,300  SH         SOLE        1    293,300
Malvern
  Federal
  Bancorp, Inc.   COM        561410101    2,166    222,200  SH         SOLE        1    222,200
Marlin
  Business
  Services Corp.  COM        571157106    2,142    382,449  SH         SOLE        1    382,449
McGraw
  Hill
  Companies
  Inc.            COM        580645109    5,974    198,400  SH         SOLE        1    198,400
Metropcs
  Communications
  Inc.            COM        591708102      466     35,000  SH         SOLE        1     35,000
Miller Inds       COM
  Inc StateTenn   NEW        600551204    2,548    289,518  SH         SOLE        1    289,518
National Fuel
  Gas Co N J      COM        636180101    5,726    158,700  SH         SOLE        1    158,700
Newell
  Rubbermaid
  Inc.            COM        651229106      677     65,000  SH         SOLE        1     65,000
NorthWestern      COM
  Corp.           NEW        668074305    3,910    171,800  SH         SOLE        1    171,800
Nova
  Chemical
  Corp.           COM        66977W109    1,186    200,000  SH         SOLE        1    200,000
Old Republic
  Intl Corp.      COM        680223104      208     21,093  SH         SOLE              21,093
One Liberty
  Properties
  Inc             COM        682406103      646    112,387  SH         SOLE        1    112,387
Peapack-
  Gladstone
  Financial
  Corp.           COM        704699107      116      6,023  SH         SOLE               6,023
Pepsi
  Bottling
  Group Inc.      COM        713409100    3,384    100,000  SH         SOLE        1    100,000
Pepsi-
  Americas
  Inc.            COM        71343P200    2,681    100,000  SH         SOLE        1    100,000
Pfizer
  Inc.            COM        717081103    1,907    127,100  SH         SOLE             127,100
Presidential
  Life Corp.      COM        740884101    1,030    136,100  SH         SOLE        1    136,100
Primoris
  Services Corp.  COM        74164F103    1,773    239,000  SH         SOLE        1    239,000
Primoris          W EXP
  Services Corp.  10/02/2010 74164F111      399    180,500  SH    SOLE             1    180,500
Prudential
  Bancorp Inc.
  PA              COM        744319104    1,260    106,700  SH         SOLE        1    106,700
Regions
  Financial
  Corp.           COM        7591EP100    3,287    813,500  SH         SOLE        1    813,500
Rome
  Bancorp
  Inc. New        COM        77587P103      244     29,100  SH         SOLE        1     29,100
Rowan
  Companies,
  Inc.            COM        779382100    5,564    288,000  SH         SOLE        1    288,000
Royal Dutch       Spon
  Shell PLC       ADR A      780259206      742     14,800  SH         SOLE              14,800
SLM Corp.         COM        78442P106    5,341    520,100  SH         SOLE        1    520,100
Safeguard
  Scientifics,
  Inc.            COM        786449108    2,499  1,893,158  SH         SOLE        1  1,893,158
Schering-
  Plough
  Corp.           COM        806605101      691     27,500  SH         SOLE        1     27,500
Sears
  Holdings
  Corp.           COM        812350106    6,196     93,138  SH         SOLE              93,138
Somerset
  Hills
  Bancorp         COM        834728107      167     22,200  SH         SOLE        1     22,200
South
  Finl
  Group Inc.      COM        837841105    1,785  1,500,000  SH         SOLE        1  1,500,000
Starwood
  Hotels &
  Resorts         COM        85590A401      222     10,000  SH         SOLE              10,000
State
  Bancorp
  Inc N.Y.        COM        855716106      909    120,200  SH         SOLE        1    120,200
Suntrust
  Banks Inc.      COM        867914103    1,234     75,000  SH         SOLE        1     75,000
Syms Corp.        COM        871551107    1,041    138,569  SH         SOLE        1    138,569
TFS
  Financial
  Corp.           COM        87240R107    2,936    276,500  SH         SOLE        1    276,500
Telephone
  & Data
  Systems
  Inc.            COM        879433100    3,962    140,000  SH         SOLE        1    140,000
Terra
  Industries
  Inc.            COM        880915103    7,789    321,600  SH         SOLE        1    321,600
Transatlantic
  Hldgs Inc       COM        893521104    4,008     92,500  SH         SOLE        1     92,500
Unitrin Inc.      COM        913275103    1,623    135,000  SH         SOLE        1    135,000
Valero
  Energy
  Corp New        COM        91913Y100    1,773    105,000  SH         SOLE        1    105,000
Vornado           DBCV
  Rlty L P        3.625%
                  11/15/26   929043AE7      908  1,000,000  PRN   SOLE             1  1,000,000
Warwick
  Valley
  Tel Co          COM        936750108      239     20,768  SH         SOLE        1     20,768
Washington
  Post Co         CL B       939640108    1,197      3,400  SH         SOLE        1      3,400
Websense
  Inc.            COM        947684106    1,964    110,100  SH         SOLE        1    110,100
WellCare
  Health
  Plans Inc.      COM        94946T106    1,849    100,000  SH         SOLE        1    100,000
Wells Fargo
  & placeCo. New  COM        949746101    4,901    202,000  SH         SOLE        1    202,000
Wyeth             COM        983024100    6,627    146,000  SH         SOLE        1    146,000

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